Operating Leases (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Neese [Member]
2020 (remainder of year)	$ 50,000	$ 100,000
2021	100,000	100,000
2022	100,000	100,000
2023	100,000	100,000
2024	100,000	100,000
Thereafter	216,667	216,667
Total lease payments	666,667	716,667
Less imputed interest	(132,674)	151,587
Maturities of lease liabilities	533,993	565,080
Goedeker [Member]
2020 (remainder of year)	270,000	540,000
2021	540,000	540,000
2022	540,000	540,000
2023	540,000	540,000
2024	135,000	135,000
Total lease payments	2,025,000	2,295,000
Less imputed interest	(232,128)	(294,245)
Maturities of lease liabilities	$ 1,792,872	$ 2,000,755